Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,
	2024	2025
	US$	US$
PRC	480,089	700,028
USA	35,758	53,416
Total	515,847	753,444